AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 47.4%
Information Technology – 12.5%
Communications Equipment – 0.3%
Acacia Communications, Inc.(a)	4,827	$336,345
Motorola Solutions, Inc.	580	99,488
Telefonaktiebolaget LM Ericsson - Class B	2,550	31,303

		467,136

Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp. - Class A	9,406	1,230,399
Arrow Electronics, Inc.(a)	658	60,306
CDW Corp./DE	6,935	904,948
Fitbit, Inc. - Class A(a)	36,070	258,983
IPG Photonics Corp.(a)	757	156,706
Kingboard Laminates Holdings Ltd.	14,000	22,586

		2,633,928

Internet Software & Services – 0.2%
Grubhub, Inc.(a)	5,354	376,600

IT Services – 3.4%
Amadeus IT Group SA - Class A	1,660	114,149
Atos SE(a)	290	26,471
Automatic Data Processing, Inc.	6,834	1,188,296
Booz Allen Hamilton Holding Corp.	2,346	203,609
Capgemini SE	1,315	182,950
Cognizant Technology Solutions Corp. - Class A	7,590	593,007
EPAM Systems, Inc.(a)	183	58,986
Fidelity National Information Services, Inc.	1,150	170,672
GDS Holdings Ltd. (ADR)(a)	230	20,707
Genpact Ltd.	1,694	68,861
International Business Machines Corp.	340	41,997
Mastercard, Inc. - Class A	5,260	1,770,043
Paychex, Inc.	2,730	254,300
PayPal Holdings, Inc.(a)	80	17,130
Shopify, Inc. - Class A(a)	10	10,763
Visa, Inc. - Class A	2,704	568,786

		5,290,727

Semiconductors & Semiconductor Equipment – 1.6%
Applied Materials, Inc.	2,355	194,240
ASML Holding NV	10	4,345
Inphi Corp.(a)	2,696	418,230
Intel Corp.	228	11,024
KLA Corp.	129	32,504
Maxim Integrated Products, Inc.	4,998	415,034
Novatek Microelectronics Corp.	6,000	62,975
NVIDIA Corp.	70	37,524
QUALCOMM, Inc.	599	88,155
Realtek Semiconductor Corp.	4,000	51,998
STMicroelectronics NV	1,660	65,395
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	85,109
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	2,020	195,980
Texas Instruments, Inc.	2,222	358,298
Xilinx, Inc.	3,079	448,148

		2,468,959

Company	Shares	U.S. $ Value

Software – 4.3%
Adobe, Inc.(a)	132	$63,158
Cadence Design Systems, Inc.(a)	90	10,467
Check Point Software Technologies Ltd.(a)	1,920	225,946
Citrix Systems, Inc.	2,110	261,471
Constellation Software, Inc./Canada	211	261,297
Dropbox, Inc. - Class A(a)	1,280	25,562
Fair Isaac Corp.(a)	60	28,367
Hundsun Technologies, Inc.	1,100	14,764
Intuit, Inc.	70	24,641
Microsoft Corp.	16,954	3,629,343
Nice Ltd.(a)	535	130,122
NortonLifeLock, Inc.	1,178	21,475
Nuance Communications, Inc.(a) (b)	2,300	99,199
Oracle Corp.	6,697	386,551
Oracle Corp./Japan	1,700	188,535
salesforce.com, Inc.(a)	70	17,206
SAP SE	4,705	567,970
ServiceNow, Inc.(a)	82	43,833
Synopsys, Inc.(a)	130	29,575
Trend Micro, Inc./Japan(b)	6,500	351,834
VMware, Inc. - Class A(a)	1,435	200,742
WiseTech Global Ltd.	180	4,069

		6,586,127

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	7,128	848,589
Logitech International SA	650	57,931
Pegatron Corp.	11,000	25,167
Samsung Electronics Co., Ltd.	10,433	628,909

		1,560,596

		19,384,073

Health Care – 7.0%
Biotechnology – 0.5%
AbbVie, Inc.	670	70,069
Amgen, Inc.	236	52,401
BGI Genomics Co., Ltd.	200	3,963
BioSpecifics Technologies Corp.(a)	3,004	265,554
Da An Gene Co., Ltd. of Sun Yat-Sen University	3,089	15,441
Eidos Therapeutics, Inc.(a)	3,206	295,144
Seegene, Inc.	120	20,566
Vertex Pharmaceuticals, Inc.(a)	22	5,010

		728,148

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	11,777	1,274,507
Avantor, Inc.(a)	1,840	50,195
Fisher & Paykel Healthcare Corp., Ltd.	125	3,148
Hologic, Inc.(a)	810	55,995
Koninklijke Philips NV(a)	10,206	525,950
Medtronic PLC	5,650	642,405
Supermax Corp. Bhd(a)	19,700	44,379
Varian Medical Systems, Inc.(a)	2,176	378,580

		2,975,159

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.2%
AmerisourceBergen Corp. - Class A	416	$42,894
Anthem, Inc.	3,113	969,762
Galenica AG(c)	1,090	69,782
Henry Schein, Inc.(a)	3,608	232,030
Humana, Inc.	115	46,060
McKesson Corp.	363	65,307
Molina Healthcare, Inc.(a)	290	59,198
Sonic Healthcare Ltd.	2,342	56,614
UnitedHealth Group, Inc.	1,036	348,448

		1,890,095

Health Care Technology – 0.0%
Cerner Corp.	811	60,695

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	42	4,910
Bio-Rad Laboratories, Inc. - Class A(a)	54	29,079
Hangzhou Tigermed Consulting Co., Ltd. - Class A	3,097	53,536
IQVIA Holdings, Inc.(a)	9,086	1,535,443
PerkinElmer, Inc.	420	55,860

		1,678,828

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	1,110	69,264
Eli Lilly & Co.	500	72,825
GlaxoSmithKline PLC	8,990	163,167
Johnson & Johnson	3,039	439,682
Livzon Pharmaceutical Group, Inc. - Class A	3,600	23,127
Merck & Co., Inc.	2,658	213,677
Novo Nordisk A/S - Class B	2,780	186,324
Progenic Pharmaceuticals Cvr(d) (e)	24,977	0
Roche Holding AG	2,665	875,311
Sanofi	3,857	388,781
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	11,300	41,491
Zoetis, Inc.	6,402	1,026,753

		3,500,402

		10,833,327

Consumer Discretionary – 6.6%
Auto Components – 0.6%
Aptiv PLC	8,188	971,915
JTEKT Corp.	3,300	25,579

		997,494

Automobiles – 0.5%
BAIC Motor Corp., Ltd.(c)	146,000	54,644
Byd Co., Ltd. - Class H(b)	1,500	34,379
Fiat Chrysler Automobiles NV(a)	27,279	426,637
Ford Motor Co.	7,224	65,594
Geely Automobile Holdings Ltd.	20,000	55,329

Company	Shares	U.S. $ Value

Great Wall Motor Co., Ltd. - Class H	6,500	$13,144
Hyundai Motor Co.	350	57,504
Kia Motors Corp.	227	11,873
NIO, Inc. (ADR)(a)	252	12,734
Tesla, Inc.(a)	37	21,001

		752,839

Diversified Consumer Services – 0.3%
GSX Techedu, Inc. (ADR)(a) (b)	309	19,866
Service Corp. International/US	8,610	418,790

		438,656

Hotels, Restaurants & Leisure – 0.9%
Aristocrat Leisure Ltd.	12,897	304,201
Compass Group PLC	10,891	191,634
Darden Restaurants, Inc.	140	15,117
Evolution Gaming Group AB(c)	4,201	357,452
Galaxy Entertainment Group Ltd.	17,000	128,992
McDonald’s Corp.	800	173,953
SJM Holdings Ltd.	46,000	53,773
Starbucks Corp.	1,263	123,799

		1,348,921

Household Durables – 0.1%
Electrolux AB - Class B	2,360	56,626
Sony Corp.	1,000	93,185
Whirlpool Corp.	240	46,706

		196,517

Internet & Direct Marketing Retail – 1.3%
Alibaba Group Holding Ltd. (ADR)(a)	1,217	320,509
Amazon.com, Inc.(a)	202	639,944
eBay, Inc.	120	6,052
JD.com, Inc. (ADR)(a)	224	19,118
Just Eat Takeaway.com NV(a) (b) (c)	911	96,950
Naspers Ltd. - Class N(b)	2,966	596,276
Prosus NV	2,594	281,186
Zalando SE(a) (c)	642	65,213

		2,025,248

Leisure Products – 0.0%
Polaris, Inc.	540	51,840

Multiline Retail – 0.2%
Dollar General Corp.	1,159	253,334
Next PLC	275	23,756

		277,090

Specialty Retail – 1.8%
AutoZone, Inc.(a)	270	307,166
GrandVision NV(a) (c)	10,979	339,849
Home Depot, Inc. (The)	1,540	427,211
JUMBO SA	1,975	35,021
Lowe’s Cos., Inc.	160	24,931
O’Reilly Automotive, Inc.(a)	130	57,517
Tiffany & Co.	2,887	379,583

Company	Shares	U.S. $ Value

TJX Cos., Inc. (The)	14,094	$895,110
Ulta Beauty, Inc.(a)	899	247,585
Zhongsheng Group Holdings Ltd.	3,000	22,556

		2,736,529

Textiles, Apparel & Luxury Goods – 0.9%
adidas AG(a)	320	102,126
Deckers Outdoor Corp.(a)	820	208,764
LVMH Moet Hennessy Louis Vuitton SE	50	28,720
NIKE, Inc. - Class B	7,350	990,045
Pandora A/S	613	61,462

		1,391,117

		10,216,251

Financials – 5.7%
Banks – 1.5%
Banco do Brasil SA	9,200	58,146
Bank Leumi Le-Israel BM	23,640	132,740
BNP Paribas SA(a)	1,010	51,410
China Minsheng Banking Corp., Ltd. - Class H	84,000	46,334
Danske Bank A/S(a)	1,570	25,847
DBS Group Holdings Ltd.	13,500	251,851
East West Bancorp, Inc.	1,339	57,202
Fifth Third Bancorp	2,354	59,650
FinecoBank Banca Fineco SpA(a)	3,780	59,678
Huaxia Bank Co., Ltd.	58,600	58,194
ING Groep NV(a)	2,226	21,652
JPMorgan Chase & Co.	1,033	121,770
Jyske Bank A/S(a)	7,448	278,385
KBC Group NV(a)	1,290	89,799
Mebuki Financial Group, Inc.	27,000	55,296
Royal Bank of Canada	1,760	143,733
Signature Bank/New York NY	540	60,583
Societe Generale SA(a)	3,104	61,545
SVB Financial Group(a)	75	25,864
US Bancorp	2,000	86,420
Wells Fargo & Co.	20,189	552,169

		2,298,268

Capital Markets – 2.5%
Ameriprise Financial, Inc.	340	62,982
BlackRock, Inc. - Class A	170	118,720
Charles Schwab Corp. (The)	23,815	1,161,696
CME Group, Inc. - Class A	2,071	362,487
Eaton Vance Corp.	6,336	424,385
FactSet Research Systems, Inc.	157	52,400
Goldman Sachs Group, Inc. (The)	806	185,847
Hong Kong Exchanges & Clearing Ltd.	1,300	64,567
Julius Baer Group Ltd.	11,068	637,982
Moody’s Corp.	563	158,958
Partners Group Holding AG	206	222,105
S&P Global, Inc.	560	196,997
Singapore Exchange Ltd.	44,300	292,096

		3,941,222

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.5%
Berkshire Hathaway, Inc. - Class B(a)	2,114	$483,916
Far East Horizon Ltd.	57,000	60,721
Groupe Bruxelles Lambert SA	1,664	162,216
Jefferies Financial Group, Inc.	2,479	56,348
Kinnevik AB - Class B	1,240	61,769

		824,970

Insurance – 1.2%
Admiral Group PLC	1,390	52,357
Allianz SE	380	89,066
Athene Holding Ltd. - Class A(a)	1,318	58,453
Aviva PLC	6,010	25,445
CNP Assurances(a)	3,520	55,852
iA Financial Corp., Inc.	1,379	60,386
Japan Post Insurance Co., Ltd.	1,900	31,610
Manulife Financial Corp.	976	16,631
MetLife, Inc.	790	36,474
National General Holdings Corp.	10,527	358,760
PICC Property & Casualty Co., Ltd. - Class H	172,000	141,919
Progressive Corp. (The)	755	65,768
RenaissanceRe Holdings Ltd.	810	133,358
Sampo Oyj - Class A	4,140	177,909
Willis Towers Watson PLC	1,997	415,756
Zurich Insurance Group AG	206	83,543

		1,803,287

		8,867,747

Industrials – 5.1%
Aerospace & Defense – 0.2%
L3Harris Technologies, Inc.	1,580	303,344

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	960	90,211
Kuehne & Nagel International AG	280	63,382
SG Holdings Co., Ltd.	2,000	59,840
United Parcel Service, Inc. - Class B	450	76,982
Yamato Holdings Co., Ltd.	1,000	25,211

		315,626

Building Products – 0.8%
Allegion PLC	3,643	415,448
Carrier Global Corp.	1,292	49,186
Cie de Saint-Gobain(a)	1,370	64,899
Masco Corp.	2,470	132,565
Otis Worldwide Corp.	8,455	565,978

		1,228,076

Commercial Services & Supplies – 1.2%
Copart, Inc.(a)	486	56,109
Secom Co., Ltd.	5,860	584,784
Stericycle, Inc.(a)	16,523	1,163,880

		1,804,773

Electrical Equipment – 0.2%
Acuity Brands, Inc.	510	60,547
Prysmian SpA	1,890	62,213

Company	Shares	U.S. $ Value

Regal Beloit Corp.	750	$89,280
Schneider Electric SE	680	94,741
Vestas Wind Systems A/S	341	69,501

		376,282

Industrial Conglomerates – 0.3%
3M Co.	2,043	352,888
Alfa SAB de CV - Class A	80,244	63,011

		415,899

Machinery – 0.5%
Deere & Co.	150	39,243
Dover Corp.	1,791	218,556
Kawasaki Heavy Industries Ltd.(a)	1,600	23,100
Mitsubishi Heavy Industries Ltd.	2,200	49,401
Navistar International Corp.(a)	1,535	67,939
Snap-on, Inc.	350	61,548
Techtronic Industries Co., Ltd.	4,500	57,447
Volvo AB(a)	8,164	185,948

		703,182

Marine – 0.0%
Nippon Yusen KK	2,900	62,992

Professional Services – 1.1%
Experian PLC	2,290	81,134
Intertrust NV(a)	4,550	78,078
Randstad NV(a)	480	29,773
RELX PLC	16,059	372,774
Robert Half International, Inc.	399	25,608
Verisk Analytics, Inc. - Class A	4,810	953,871
Wolters Kluwer NV	2,260	189,204

		1,730,442

Road & Rail – 0.0%
Union Pacific Corp.	70	14,286

Trading Companies & Distributors – 0.6%
BMC Stock Holdings, Inc.(a)	9,413	460,672
HD Supply Holdings, Inc.(a)	6,742	376,069
United Rentals, Inc.(a)	80	18,158
WW Grainger, Inc.	12	5,020

		859,919

		7,814,821

Communication Services – 4.3%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	9,697	487,177
GCI Liberty, Inc.(a)	384	34,990
HKT Trust & HKT Ltd. - Class SS	92,000	120,245
Nippon Telegraph & Telephone Corp.	9,600	227,043
Telenor ASA	900	15,306
Verizon Communications, Inc.	1,661	100,341

		985,102

Company	Shares	U.S. $ Value

Entertainment – 0.5%
Activision Blizzard, Inc.	1,870	$148,627
Electronic Arts, Inc.(a)	2,336	298,425
Netflix, Inc.(a)	122	59,865
Nintendo Co., Ltd.	375	212,768
Take-Two Interactive Software, Inc.(a)	20	3,610
Ubisoft Entertainment SA(a)	940	89,138

		812,433

Interactive Media & Services – 3.0%
Alphabet, Inc. - Class A(a)	83	145,615
Alphabet, Inc. - Class C(a)	1,208	2,126,974
Auto Trader Group PLC	31,540	234,591
Facebook, Inc. - Class A(a)	7,155	1,981,720
Kakaku.com, Inc.	3,200	89,529
Tencent Holdings Ltd.	400	29,159

		4,607,588

Media – 0.0%
Cheil Worldwide, Inc.	1,790	33,594

Wireless Telecommunication Services – 0.1%
SoftBank Group Corp.	2,650	182,628

		6,621,345

Consumer Staples – 2.3%
Beverages – 0.5%
Asahi Group Holdings Ltd.	8,021	308,207
Coca-Cola Co. (The)	5,452	281,323
Heineken Holding NV	354	32,705
Monster Beverage Corp.(a)	760	64,433
PepsiCo, Inc.	930	134,134

		820,802

Food & Staples Retailing – 0.5%
Empire Co., Ltd. - Class A	1,010	27,640
Koninklijke Ahold Delhaize NV	10,790	308,500
Kroger Co. (The)	410	13,530
Walmart, Inc.	2,680	409,477

		759,147

Food Products – 0.6%
Bunge Ltd.	993	58,478
CJ CheilJedang Corp.	40	13,086
Danone SA	4,968	320,363
Indofood Sukses Makmur Tbk PT	21,500	10,802
Ingredion, Inc.	558	43,050
Morinaga & Co., Ltd./Japan	2,600	94,865
Nestle SA	1,421	159,173
Salmar ASA(a)	4,370	238,877

		938,694

Household Products – 0.2%
Procter & Gamble Co. (The)	2,712	376,615

Personal Products – 0.1%
Unilever PLC	2,212	134,347

Company	Shares	U.S. $ Value

Tobacco – 0.4%
British American Tobacco PLC	2,550	$89,766
Imperial Brands PLC	1,550	27,981
Philip Morris International, Inc.	2,211	167,483
Swedish Match AB	3,540	286,393

		571,623

		3,601,228

Materials – 1.3%
Chemicals – 0.9%
Hengli Petrochemical Co., Ltd.	2,800	11,095
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. - Class A	16,200	13,059
International Flavors & Fragrances, Inc.(b)	10,905	1,222,451
Johnson Matthey PLC	1,940	57,165
Kumho Petrochemical Co., Ltd.	40	5,033
Orbia Advance Corp. SAB de CV	3,228	6,662
RPM International, Inc.	613	53,950
Sumitomo Chemical Co., Ltd.	6,600	23,317

		1,392,732

Construction Materials – 0.0%
China Resources Cement Holdings Ltd.	40,000	49,677

Containers & Packaging – 0.0%
Smurfit Kappa Group PLC	730	31,034

Metals & Mining – 0.3%
Evraz PLC	9,582	48,151
First Quantum Minerals Ltd.	1,032	14,645
Fortescue Metals Group Ltd.	4,903	65,321
Glencore PLC(a)	4,800	13,532
Hunan Valin Steel Co., Ltd. - Class A	36,500	29,683
Kumba Iron Ore Ltd.	1,753	59,581
Southern Copper Corp.	1,030	61,151
Steel Dynamics, Inc.	1,718	62,209
Yamana Gold, Inc.	1,290	6,734

		361,007

Paper & Forest Products – 0.1%
Norbord, Inc.	3,659	137,181

		1,971,631

Utilities – 1.2%
Electric Utilities – 0.9%
Alliant Energy Corp.	180	9,468
American Electric Power Co., Inc.	1,590	134,975
AusNet Services	37,127	50,595
EDP - Energias de Portugal SA	26,463	141,452
Electricite de France SA	718	10,911
Enel SpA	29,910	300,082
Iberdrola SA	10,250	140,709
NextEra Energy, Inc.	2,060	151,595
NRG Energy, Inc.	430	14,083
PNM Resources, Inc.	7,945	390,179

		1,344,049

Gas Utilities – 0.1%
AltaGas Ltd.(b)	446	6,401

Company	Shares	U.S. $ Value

Tokyo Gas Co., Ltd.	3,800	$85,154
UGI Corp.	1,624	57,620

		149,175

Multi-Utilities – 0.2%
Ameren Corp.	2,810	218,562
Sempra Energy	480	61,190

		279,752

		1,772,976

Energy – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
China Petroleum & Chemical Corp.	60,900	38,802
Concho Resources, Inc.	7,057	405,636
Cosan SA	1,300	18,815
ENEOS Holdings, Inc.	11,300	38,599
Idemitsu Kosan Co., Ltd.	1,000	20,732
LUKOIL PJSC (Sponsored ADR)	2,381	157,146
Motor Oil Hellas Corinth Refineries SA	3,987	51,167
Neste Oyj	468	31,272
Parkland Corp./Canada(b)	1,957	59,944
Parsley Energy, Inc. - Class A	6,907	86,545
Royal Dutch Shell PLC - Class B	9,150	146,953
Valero Energy Corp.	617	33,176
Yanzhou Coal Mining Co., Ltd.	15,100	26,134
Yanzhou Coal Mining Co., Ltd. - Class H	38,000	31,376

		1,146,297

Real Estate – 0.7%
Equity Real Estate Investment Trusts (REITs) – 0.4%
American Tower Corp.	1,238	286,226
Mapletree Logistics Trust	22,200	32,482
Nippon Building Fund, Inc.	29	159,827
Scentre Group(b)	2,740	5,605
Stockland	4,210	13,982
Taubman Centers, Inc.	3,292	140,634
VICI Properties, Inc.	2,240	56,650

		695,406

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	4,045	247,311
Tokyu Fudosan Holdings Corp.(b)	11,700	56,472
Vonovia SE	1,970	134,708

		438,491

		1,133,897

Total Common Stocks (cost $57,466,861)		73,363,593

INVESTMENT COMPANIES – 18.5%
Funds and Investment Trusts – 18.5%(f)
AB All Market Real Return Portfolio - Class Z	1,262,401	10,528,422
AB High Income Fund, Inc. - Class Z	2,030,086	15,997,080
Consumer Staples Select Sector SPDR Fund(b)	2,058	137,701
Financial Select Sector SPDR Fund	9,860	274,897
iShares 10-20 Year Treasury Bond ETF	1,145	186,887

Company	Shares	U.S. $ Value
iShares iBoxx High Yield Corporate Bond ETF	2,350	$202,852
iShares JP Morgan USD Emerging Markets Bond ETF	1,627	185,885
iShares MSCI ACWI ETF(b)	1,467	128,113
iShares MSCI Global Min Vol Factor ETF(b)	4,014	382,213
iShares US Technology ETF(b)	778	252,967
ROBO Global Robotics and Automation Index ETF(b)	4,442	248,930
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E	4,347	140,625

Total Investment Companies (cost $29,352,022)		28,666,572

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 9.8%
Australia – 1.1%
Australia Government Bond Series 144 3.75%, 04/21/2037(c)	AUD	275	271,149
Series 145 2.75%, 06/21/2035(c)		351	308,631
Series 150 3.00%, 03/21/2047(c)		625	571,816
Series 159 0.25%, 11/21/2024(c)		720	529,742

			1,681,338

Austria – 0.2%
Republic of Austria Government Bond 0.50%, 02/20/2029 (c)	EUR	189	244,386

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038 (c)		95	150,783

Canada – 0.4%
Canadian Government Bond 1.25%, 06/01/2030	CAD	475	385,146
2.00%, 12/01/2051		320	299,293

			684,439

China – 1.1%
China Government Bond Series 1916 3.12%, 12/05/2026	CNY	7,590	1,151,282
Series INBK 3.39%, 03/16/2050		3,560	489,923

			1,641,205

Colombia – 0.4%
Colombian TES Series B 5.75%, 11/03/2027	COP	2,347,700	685,852

	Principal Amount (000)		U.S. $ Value

Finland – 0.1%
Finland Government Bond 0.50%, 09/15/2027-09/15/2028(c)	EUR	92	$118,413

France – 0.1%
French Republic Government Bond OAT 1.50%, 05/25/2050 (c)		95	151,279

Germany – 0.2%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(c)		45	56,422
Series 3 4.75%, 07/04/2034(c)		110	228,030

			284,452

Italy – 0.5%
Italy Buoni Poliennali Del Tesoro 1.80%, 03/01/2041 (c)		611	797,181

Japan – 2.6%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	101,550	981,767
Series 359 0.10%, 06/20/2030		75,050	724,585
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		13,700	127,708
Series 65 0.40%, 12/20/2049		39,650	357,157
Japan Government Twenty Year Bond Series 143 1.60%, 03/20/2033		27,400	309,321
Series 171 0.30%, 12/20/2039		26,000	245,456
Japan Government Two Year Bond Series 416 0.10%, 09/01/2022		129,550	1,246,186

			3,992,180

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	670	185,867

Mexico – 0.0%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	1,065	59,547

Peru – 0.1%
Peru Government Bond 5.94%, 02/12/2029	PEN	603	202,446

South Korea – 0.5%
Korea Treasury Bond Series 2503 1.50%, 03/10/2025	KRW	820,400	747,507

	Principal Amount (000)		U.S. $ Value

Spain – 0.3%
Spain Government Bond 1.20%, 10/31/2040(c)	EUR	165	$217,111
2.35%, 07/30/2033(c)		62	93,120
4.20%, 01/31/2037(c)		40	75,812

			386,043

United Kingdom – 1.1%
United Kingdom Gilt 0.625%, 10/22/2050(c)	GBP	390	488,941
1.50%, 07/22/2047(c)		31	47,752
1.75%, 09/07/2037-01/22/2049(c)		688	1,088,838

			1,625,531

United States – 0.9%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	310	298,278
1.125%, 08/15/2040(g)		820	786,944
4.625%, 02/15/2040		165	260,674
U.S. Treasury Notes 2.25%, 02/15/2027		105	116,173

			1,462,069

Total Governments - Treasuries (cost $14,466,451)			15,100,518

CORPORATES - INVESTMENT GRADE – 6.0%
Industrial – 3.2%
Basic – 0.2%
Anglo American Capital PLC 1.625%, 09/18/2025 (c)	EUR	100	126,928
Glencore Funding LLC 1.625%, 09/01/2025(c)	U.S.$	35	35,435
4.00%, 03/27/2027(c)		62	69,263
SABIC Capital II BV 4.00%, 10/10/2023 (c)		200	215,000

			446,626

Capital Goods – 0.1%
General Electric Co. 3.45%, 05/01/2027		72	79,223
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		16	17,515

			96,738

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 05/01/2047		65	82,025
Comcast Corp. 0.75%, 02/20/2032	EUR	165	204,300
4.60%, 08/15/2045	U.S.$	45	60,814

	Principal Amount (000)		U.S. $ Value
Fox Corp. 4.709%, 01/25/2029	U.S.$	90	$108,869
ViacomCBS, Inc. 3.70%, 06/01/2028		12	13,615
4.20%, 05/19/2032		21	24,862
4.95%, 01/15/2031		5	6,215
5.50%, 05/15/2033		40	50,796
Walt Disney Co. (The) 3.60%, 01/13/2051		46	54,665

			606,161

Communications - Telecommunications – 0.2%
AT&T, Inc. 1.60%, 05/19/2028	EUR	105	136,485
3.50%, 09/15/2053(c)	U.S.$	20	20,501
3.65%, 09/15/2059(c)		69	70,397
Bell Canada 4.70%, 09/11/2023	CAD	52	43,906
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	75	122,282

			393,571

Consumer Cyclical - Automotive – 0.3%
American Honda Finance Corp. 1.95%, 10/18/2024	EUR	100	128,451
Daimler International Finance BV 0.25%, 11/06/2023 (c)		80	96,128
Harley-Davidson Financial Services, Inc. 4.05%, 02/04/2022 (c)	U.S.$	230	238,149
Lear Corp. 3.50%, 05/30/2030		6	6,460
4.25%, 05/15/2029		5	5,687
Volkswagen Leasing GmbH 2.625%, 01/15/2024 (c)	EUR	60	77,221

			552,096

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	84	87,821

Consumer Cyclical - Retailers – 0.1%
Ralph Lauren Corp. 2.95%, 06/15/2030		71	75,219
Ross Stores, Inc. 4.70%, 04/15/2027		15	17,698

			92,917

Consumer Non-Cyclical – 0.7%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	140	198,443
Amgen, Inc. 4.663%, 06/15/2051	U.S.$	65	87,837
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		65	93,493
Banner Health 2.338%, 01/01/2030		70	73,139

	Principal Amount (000)		U.S. $ Value
BAT Capital Corp. 4.906%, 04/02/2030	U.S.$	25	$30,117
Biogen, Inc. 3.15%, 05/01/2050		74	74,547
Bon Secours Mercy Health, Inc. Series 20-2 2.095%, 06/01/2031		54	54,000
CommonSpirit Health 3.91%, 10/01/2050		52	55,315
CVS Health Corp. 5.05%, 03/25/2048		55	74,132
Gilead Sciences, Inc.
2.80%, 10/01/2050		30	30,112
4.80%, 04/01/2044		45	59,137
Medtronic Global Holdings SCA 1.125%, 03/07/2027	EUR	120	152,909
Takeda Pharmaceutical Co., Ltd. 0.75%, 07/09/2027		110	136,045

			1,119,226

Energy – 0.5%
BP Capital Markets PLC 1.573%, 02/16/2027 (c)		100	129,901
Energy Transfer Operating LP
4.20%, 04/15/2027	U.S.$	18	19,476
5.50%, 06/01/2027		120	138,088
Husky Energy, Inc. 4.40%, 04/15/2029		115	122,914
Plains All American Pipeline LP/PAA Finance Corp. 3.80%, 09/15/2030		18	18,720
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029		9	9,232
4.50%, 12/15/2026		6	6,585
Saudi Arabian Oil Co. 1.625%, 11/24/2025 (b) (c)		200	203,602
Shell International Finance BV 3.25%, 04/06/2050		80	90,321
Valero Energy Corp. 6.625%, 06/15/2037		20	26,212

			765,051

Technology – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		9	9,919
3.875%, 01/15/2027		47	52,768
Broadcom, Inc. 4.11%, 09/15/2028		27	30,903
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	100	123,091
1.00%, 12/03/2028		100	125,429
Fiserv, Inc. 1.125%, 07/01/2027		105	132,752
Leidos, Inc. 4.375%, 05/15/2030 (c)	U.S.$	47	55,997
Oracle Corp. 3.60%, 04/01/2050		35	40,723
3.85%, 04/01/2060		44	54,218

			625,800

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025	U.S.$	87	$99,155

Transportation - Services – 0.1%
Heathrow Funding Ltd. 6.75%, 12/03/2026 (c)	GBP	60	102,647

			4,987,809

Financial Institutions – 2.5%
Banking – 1.6%
Banco Santander SA 3.25%, 04/04/2026 (c)	EUR	100	135,498
Bank of America Corp. 1.379%, 02/07/2025(c)		105	130,844
4.271%, 07/23/2029	U.S.$	56	66,597
BNP Paribas SA 2.219%, 06/09/2026 (c)		200	208,356
CaixaBank SA 1.375%, 06/19/2026 (c)	EUR	100	125,697
Capital One Financial Corp. 1.65%, 06/12/2029		140	177,290
Citigroup, Inc. 1.50%, 07/24/2026(c)		110	139,506
4.45%, 09/29/2027	U.S.$	60	70,384
Credit Suisse Group AG 4.194%, 04/01/2031 (c)		250	294,657
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		150	162,280
Goldman Sachs Group, Inc. (The)
1.25%, 05/01/2025(c)	EUR	125	154,980
2.60%, 02/07/2030	U.S.$	69	74,370
ING Groep NV 3.00%, 02/18/2026 (c)	GBP	100	147,110
JPMorgan Chase & Co. 1.09%, 03/11/2027 (c)	EUR	100	125,159
Mitsubishi UFJ Financial Group, Inc. 0.872%, 09/07/2024 (c)		100	123,373
Morgan Stanley Series G 1.375%, 10/27/2026		100	128,246
Santander Holdings USA, Inc. 4.40%, 07/13/2027	U.S.$	32	36,138
US Bancorp Series J 5.30%, 04/15/2027 (h)		46	51,321
Wells Fargo & Co. 0.625%, 08/14/2030 (c)	EUR	125	149,239

			2,501,045

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
SURA Asset Management SA 4.875%, 04/17/2024 (c)	U.S.$	107	$117,132

Finance – 0.1%
Aviation Capital Group LLC 4.125%, 08/01/2025 (c)		20	19,918
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	50	73,515
Synchrony Financial 3.95%, 12/01/2027	U.S.$	15	16,661
4.50%, 07/23/2025		93	104,598

			214,692

Insurance – 0.7%
Alleghany Corp. 3.625%, 05/15/2030		79	89,467
Chubb INA Holdings, Inc. 0.875%, 06/15/2027	EUR	125	155,382
1.55%, 03/15/2028		100	130,008
CNP Assurances 4.50%, 06/10/2047 (c)		100	142,455
Credit Agricole Assurances SA 4.25%, 01/13/2025 (c) (h)		100	131,996
Massachusetts Mutual Life Insurance Co. 3.375%, 04/15/2050(c)	U.S.$	23	24,652
3.729%, 10/15/2070(c)		33	36,233
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039 (c)		21	36,827
Prudential Financial, Inc. 5.625%, 06/15/2043		98	105,510
Swiss Re America Holding Corp. 7.00%, 02/15/2026		77	98,588
Voya Financial, Inc. 5.65%, 05/15/2053		48	50,824

			1,001,942

			3,834,811

Utility – 0.3%
Electric – 0.1%
Enel Finance International NV 2.65%, 09/10/2024 (c)		200	212,652

Other Utility – 0.2%
Severn Trent Utilities Finance PLC 3.625%, 01/16/2026 (c)	GBP	150	228,595

			441,247

Total Corporates - Investment Grade (cost $8,551,944)			9,263,867

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 2.6%
Agency Fixed Rate 30-Year – 2.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-10/01/2049	U.S.$	301	$324,690
Federal Home Loan Mortgage Corp. Gold Series 2007 5.50%, 07/01/2035		23	26,782
Series 2018 4.00%, 12/01/2048		118	127,399
Federal National Mortgage Association Series 2004 5.50%, 04/01/2034		2	2,863
Series 2018 3.50%, 03/01/2048-04/01/2048		787	847,707
4.00%, 09/01/2048		283	306,340
4.50%, 09/01/2048		192	211,534
Series 2020 2.50%, 07/01/2050-10/01/2050		334	359,398
Government National Mortgage Association Series 2019 3.00%, 12/01/2050, TBA		224	233,765
Uniform Mortgage-Backed Security Series 2020 1.50%, 12/01/2050, TBA		175	177,051
2.00%, 12/01/2050, TBA		274	284,660
2.50%, 12/01/2050, TBA		818	857,366

			3,759,555

Other Agency Fixed Rate Programs – 0.2%
Canadian Mortgage Pools 6.125%, 12/15/2024	CAD	256	230,134

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2011 3.127% (LIBRM12 + 1.76%), 05/01/2038 (i)	U.S.$	25	26,014
Federal National Mortgage Association Series 2003 3.398% (LIBRM12 + 1.81%), 12/01/2033 (i)		18	19,278

			45,292

Total Mortgage Pass-Throughs (cost $3,896,770)			4,034,981

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
China – 0.7%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	2,100	346,059
Series 2003 3.23%, 01/10/2025		5,020	754,201

			1,100,260

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.2%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (c)	U.S.$	200	$221,562

Mexico – 0.0%
Petroleos Mexicanos 6.75%, 09/21/2047		75	64,575

Total Quasi-Sovereigns (cost $1,323,337)			1,386,397

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Chile – 0.1%
Chile Government International Bond 1.625%, 01/30/2025	EUR	120	152,759

France – 0.2%
Dexia Credit Local SA 0.25%, 06/01/2023 (c)		300	364,554

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	200	236,188

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		86	90,558

Total Governments - Sovereign Bonds (cost $799,772)			844,059

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Floating Rate CMBS – 0.4%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.141% (LIBOR 1 Month + 1.00%), 06/15/2035 (c) (i)		100	95,241
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.141% (LIBOR 1 Month + 1.00%), 04/15/2034 (c) (i)		105	101,322
Great Wolf Trust Series 2019-WOLF, Class C 1.774% (LIBOR 1 Month + 1.63%), 12/15/2036 (c) (i)		210	193,967
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class C 1.841% (LIBOR 1 Month + 1.70%), 08/15/2032 (c) (i)		160	149,521
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.641% (LIBOR 1 Month + 1.50%), 07/15/2036 (c) (i)		105	104,256

			644,307

Non-Agency Fixed Rate CMBS – 0.1%
GS Mortgage Securities Trust 2.059%, 04/10/2031(c)		36	36,145

	Principal Amount (000)		U.S. $ Value
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)	U.S.$	134	$132,705

			168,850

Total Commercial Mortgage-Backed Securities (cost $847,056)			813,157

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2020-R02, Class 2M1 0.90% (LIBOR 1 Month + 0.75%), 01/25/2040 (c) (i)		35	34,714
Eagle RE Ltd. Series 2018-1, Class M1 1.85% (LIBOR 1 Month + 1.70%), 11/25/2028 (c) (i)		60	59,939
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 2.35% (LIBOR 1 Month + 2.20%), 02/25/2024(i)		16	15,855
Series 2017-DNA2, Class M1 1.35% (LIBOR 1 Month + 1.20%), 10/25/2029(i)		40	40,349
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.05% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		75	76,915
Series 2014-C04, Class 2M2 5.15% (LIBOR 1 Month + 5.00%), 11/25/2024(i)		52	53,611
Series 2015-C01, Class 2M2 4.70% (LIBOR 1 Month + 4.55%), 02/25/2025(i)		11	11,058
Series 2016-C01, Class 2M2 7.10% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		23	24,829
Series 2016-C02, Class 1M2 6.15% (LIBOR 1 Month + 6.00%), 09/25/2028(i)		26	27,671
Series 2016-C06, Class 1M2 4.40% (LIBOR 1 Month + 4.25%), 04/25/2029(i)		170	178,226
Series 2017-C01, Class 1M2 3.70% (LIBOR 1 Month + 3.55%), 07/25/2029(i)		62	64,058
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.152% (LIBOR 1 Month + 2.00%), 03/27/2024 (i) (j)		99	94,563

			681,788

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.689%, 05/28/2035	U.S.$	33	$30,551

Total Collateralized Mortgage Obligations (cost $720,530)			712,339

INFLATION-LINKED SECURITIES – 0.5%
Japan – 0.5%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	73,996	710,167

COVERED BONDS – 0.4%
Denmark – 0.1%
Danske Bank A/S 0.125%, 02/14/2022 (c)	EUR	120	144,239

France – 0.1%
BPCE SFH SA 0.375%, 02/21/2024 (c)		100	122,698
Caisse Francaise de Financement Local Series 06 0.20%, 04/27/2023 (c)		100	121,352

			244,050

Switzerland – 0.1%
UBS AG/London 4.00%, 04/08/2022 (c)		84	106,279

United Kingdom – 0.1%
Nationwide Building Society 4.375%, 02/28/2022 (c)		150	189,754

Total Covered Bonds (cost $633,316)			684,322

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.3%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class C 4.95%, 03/20/2025 (c)	U.S.$	120	125,814
Flagship Credit Auto Trust Series 2018-3, Class D 4.15%, 12/16/2024 (c)		78	82,094
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(c)		36	36,191
Series 2019-1A, Class B 4.10%, 03/25/2023(c)		165	165,284

			409,383

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049 (c)	U.S.$	85	$90,831
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026 (c)		1	876
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027 (c)		115	117,845

			209,552

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.275% (LIBOR 1 Month + 1.13%), 12/25/2032 (i)		8	7,550

Total Asset-Backed Securities (cost $606,488)			626,485

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
United States – 0.3%
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 2.018% (LIBOR 3 Month + 1.80%), 07/21/2031 (c) (i)		250	244,518
Neuberger Berman Loan Advisers CLO Ltd. Series 2018-29A, Class B1 1.918% (LIBOR 3 Month + 1.70%), 10/19/2031 (c) (i)		250	249,110

Total Collateralized Loan Obligations (cost $500,000)			493,628

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 6.50%, 03/08/2029	CAD	445	483,164

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Los Angeles Community College District 1.806%, 08/01/2030	U.S.$	85	86,682
State of California 3.05%, 04/01/2029		80	90,709

Total Local Governments - US Municipal Bonds (cost $176,986)			177,391

SUPRANATIONALS – 0.1%
Supranational – 0.1%
European Investment Bank 4.75%, 08/07/2024 (c)	AUD	114	97,216

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029	EUR	105	$90,327

	Shares

SHORT-TERM INVESTMENTS – 9.2%
Investment Companies – 8.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(f) (k) (l) (cost $12,537,443)		12,537,443	12,537,443

	Principal Amount (000)

Governments - Treasuries – 1.1%
Japan – 1.1%
Japan Treasury Discount Bill Series 934 Zero Coupon, 12/07/2020	JPY	112,250	1,075,235
Series 953 Zero Coupon, 03/01/2021		73,850	707,531

Total Governments - Treasuries (cost $1,764,272)			1,782,766

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $134,984,090)			151,868,392

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(f) (k) (l) (cost $2,435,218)		2,435,218	2,435,218

Total Investments – 99.7% (cost $137,419,308)(m)			154,303,610
Other assets less liabilities – 0.3%			536,203

Net Assets – 100.0%			$154,839,813

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	11	December 2020	$1,200,912	$792
10 Yr Canadian Bond Futures	13	March 2021	1,489,890	4,183
E-Mini Russell 2000 Futures	25	December 2020	2,275,125	361,791
Euro STOXX 50 Index Futures	25	December 2020	1,045,235	98,002
Euro-BOBL Futures	1	December 2020	161,512	(109)
Euro-BTP Futures	21	December 2020	3,786,537	133,778
Euro-Schatz Futures	3	December 2020	401,961	229
FTSE Taiwan Index Futures	8	December 2020	380,320	(5,634)
Long Gilt Futures	38	March 2021	6,798,026	1,478
MSCI Emerging Markets Futures	44	December 2020	2,645,060	280,917
MSCI Singapore IX ETS Futures	41	December 2020	981,475	(33,278)
OMXS30 Index Futures	19	December 2020	423,722	134
S&P Mid 400 E-Mini Futures	11	December 2020	2,385,240	323,958
S&P/TSX 60 Index Futures	1	December 2020	157,388	(779)
TOPIX Index Futures	4	December 2020	672,605	25,213
U.S. T-Note 5 Yr (CBT) Futures	69	March 2021	8,696,156	10,693
U.S. T-Note 10 Yr (CBT) Futures	7	March 2021	967,203	1,795
U.S. Ultra Bond (CBT) Futures	57	March 2021	12,313,781	(95,819)
WIG 20 Index Futures	14	December 2020	136,442	14,219
Sold Contracts
10 Yr Mini Japan Government Bond Futures	17	December 2020	2,475,096	1,421
E-Mini Russell 1000 Futures	8	December 2020	815,080	(68,301)
Euro Buxl 30 Yr Bond Futures	1	December 2020	270,205	(4,582)
Euro-Bund Futures	25	December 2020	5,226,176	(30,268)
FTSE China A50 Futures	24	December 2020	401,208	(1,061)
FTSE/JSE Top 40 Futures	9	December 2020	304,795	663
Japan 10 Yr Bond (OSE) Futures	1	December 2020	1,456,226	1,527
MSCI EAFE Futures	31	December 2020	3,151,150	(203,223)
MSCI Singapore IX ETS Futures	7	November 2020	170,961	2,198
S&P 500 E-Mini Futures	101	December 2020	18,297,160	(1,389,250)
SET 50 Futures	15	December 2020	90,169	(4,772)
SPI 200 Futures	4	December 2020	479,261	(8,672)
U.S. 10 Yr Ultra Futures	7	March 2021	1,099,875	(1,939)

				$(584,696)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	20,963	USD	2,704	08/13/2021	$(877)
Australia and New Zealand Banking Group Ltd.	USD	2,704	HKD	20,963	12/17/2020	756
Barclays Bank PLC	CAD	1,169	USD	881	12/10/2020	(19,798)
Barclays Bank PLC	CNY	2,428	USD	363	12/17/2020	(5,408)
Barclays Bank PLC	HKD	20,963	USD	2,704	12/17/2020	(582)
Barclays Bank PLC	EUR	630	USD	747	12/18/2020	(5,703)
Barclays Bank PLC	NZD	823	USD	571	12/22/2020	(6,265)
Barclays Bank PLC	USD	153	KRW	169,452	01/14/2021	(76)
Barclays Bank PLC	IDR	2,695,304	USD	190	01/15/2021	483
Barclays Bank PLC	IDR	8,474,705	USD	588	01/15/2021	(8,345)
Barclays Bank PLC	NOK	7,519	USD	828	01/15/2021	(17,154)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	605	INR	44,617	01/15/2021	$(4,615)
Barclays Bank PLC	TWD	10,029	USD	356	01/27/2021	1,970
Barclays Bank PLC	USD	260	CNY	1,728	01/27/2021	1,311
Barclays Bank PLC	USD	479	CNY	3,161	01/27/2021	(732)
Barclays Bank PLC	MYR	1,337	USD	321	03/25/2021	(6,146)
Barclays Bank PLC	USD	736	MYR	3,055	03/25/2021	11,900
Barclays Bank PLC	USD	173	MYR	707	03/25/2021	(58)
Bank of America, NA	USD	182	RUB	14,225	01/22/2021	3,244
BNP Paribas SA	CAD	1,300	USD	979	12/10/2020	(22,380)
BNP Paribas SA	CNY	1,226	USD	185	12/17/2020	(783)
BNP Paribas SA	USD	92	CNY	608	12/17/2020	409
Citibank, NA	JPY	617,189	USD	5,846	12/11/2020	(66,830)
Citibank, NA	CNY	17,794	USD	2,648	12/17/2020	(50,885)
Citibank, NA	USD	727	CNY	4,887	12/17/2020	13,975
Citibank, NA	EUR	6,307	USD	7,417	12/18/2020	(109,901)
Citibank, NA	CZK	24,958	USD	1,082	12/23/2020	(52,128)
Citibank, NA	COP	740,045	USD	203	01/14/2021	(1,947)
Citibank, NA	KRW	1,002,753	USD	882	01/14/2021	(22,800)
Citibank, NA	PEN	204	USD	57	01/14/2021	192
Citibank, NA	USD	159	COP	577,882	01/14/2021	984
Citibank, NA	USD	381	KRW	433,352	01/14/2021	9,853
Citibank, NA	USD	140	NOK	1,273	01/15/2021	2,692
Citibank, NA	TWD	15,149	USD	540	01/27/2021	5,798
Citibank, NA	USD	188	TWD	5,279	01/27/2021	(2,021)
Credit Suisse International	CHF	991	USD	1,090	12/16/2020	(1,494)
Credit Suisse International	USD	1,054	SEK	9,119	01/15/2021	10,690
Deutsche Bank AG	COP	1,863,925	USD	511	01/14/2021	(6,072)
Deutsche Bank AG	PEN	3,711	USD	1,031	01/14/2021	1,744
Deutsche Bank AG	GBP	451	USD	596	01/21/2021	(6,313)
Deutsche Bank AG	USD	761	NZD	1,107	12/22/2020	14,676
Deutsche Bank AG	USD	955	INR	70,791	01/15/2021	(2,777)
Goldman Sachs Bank USA	KRW	153,879	USD	138	01/14/2021	(874)
Goldman Sachs Bank USA	JPY	73,870	USD	706	12/11/2020	(1,351)
Goldman Sachs Bank USA	RUB	8,277	USD	107	01/22/2021	(408)
Goldman Sachs Bank USA	TWD	7,927	USD	290	07/07/2021	3,009
Goldman Sachs Bank USA	CNY	643	USD	96	12/17/2020	(1,803)
Goldman Sachs Bank USA	BRL	118	USD	22	12/02/2020	106
Goldman Sachs Bank USA	BRL	118	USD	20	12/02/2020	(1,568)
Goldman Sachs Bank USA	USD	21	BRL	118	12/02/2020	1,145
Goldman Sachs Bank USA	USD	22	BRL	118	12/02/2020	(106)
Goldman Sachs Bank USA	USD	269	INR	20,022	01/15/2021	619
Goldman Sachs Bank USA	USD	745	IDR	11,170,009	01/15/2021	40,572
HSBC Bank USA	USD	850	RUB	65,528	01/22/2021	4,011
HSBC Bank USA	USD	984	CNY	6,578	01/27/2021	10,618
JPMorgan Chase Bank	USD	88	CLP	66,948	01/14/2021	318
JPMorgan Chase Bank	USD	175	KRW	194,156	01/14/2021	(136)
JPMorgan Chase Bank	USD	88	IDR	1,253,221	01/15/2021	185
JPMorgan Chase Bank	USD	87	RUB	6,804	01/22/2021	1,253
JPMorgan Chase Bank	TWD	5,114	USD	180	01/27/2021	(132)
Morgan Stanley Capital Services, Inc.	USD	574	EUR	485	12/18/2020	5,073
Morgan Stanley Capital Services, Inc.	USD	140	SEK	1,209	12/18/2020	783
Morgan Stanley Capital Services, Inc.	USD	594	NZD	890	12/22/2020	30,333
Morgan Stanley Capital Services, Inc.	CLP	973,054	USD	1,286	01/14/2021	8,116
Morgan Stanley Capital Services, Inc.	USD	365	CLP	275,870	01/14/2021	(2,350)
Morgan Stanley Capital Services, Inc.	GBP	1,613	USD	2,139	01/21/2021	(12,904)
Morgan Stanley Capital Services, Inc.	CHF	742	USD	817	01/29/2021	(518)
Morgan Stanley Capital Services, Inc.	MYR	781	USD	187	03/25/2021	(3,837)
Natwest Markets PLC	EUR	827	USD	983	12/11/2020	(3,504)
Natwest Markets PLC	COP	944,516	USD	259	01/14/2021	(3,081)
Natwest Markets PLC	USD	276	CLP	207,879	01/14/2021	(3,265)
Natwest Markets PLC	USD	142	COP	518,068	01/14/2021	2,094
Natwest Markets PLC	USD	184	KRW	205,927	01/14/2021	1,548

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	INR	6,859	USD	92	01/15/2021	$(12)
Standard Chartered Bank	USD	1,351	EUR	1,140	12/18/2020	9,876
Standard Chartered Bank	INR	6,693	USD	90	01/15/2021	(330)
Standard Chartered Bank	TWD	18,449	USD	655	01/27/2021	3,910
Standard Chartered Bank	USD	286	TWD	7,927	07/07/2021	285
State Street Bank & Trust Co.	EUR	90	USD	107	12/01/2020	(542)
State Street Bank & Trust Co.	TRY	877	EUR	90	12/01/2020	(4,749)
State Street Bank & Trust Co.	TRY	574	USD	70	12/01/2020	(3,264)
State Street Bank & Trust Co.	USD	181	TRY	1,457	12/01/2020	5,443
State Street Bank & Trust Co.	USD	321	TRY	2,465	12/01/2020	(5,892)
State Street Bank & Trust Co.	CAD	1,121	USD	856	12/10/2020	(7,097)
State Street Bank & Trust Co.	USD	1,482	CAD	1,943	12/10/2020	14,122
State Street Bank & Trust Co.	USD	453	CAD	586	12/10/2020	(1,197)
State Street Bank & Trust Co.	CAD	81	USD	62	12/11/2020	(747)
State Street Bank & Trust Co.	EUR	21	USD	25	12/11/2020	126
State Street Bank & Trust Co.	EUR	271	USD	320	12/11/2020	(2,966)
State Street Bank & Trust Co.	JPY	83,098	USD	800	12/11/2020	4,239
State Street Bank & Trust Co.	JPY	178,727	USD	1,698	12/11/2020	(14,064)
State Street Bank & Trust Co.	MXN	14,627	USD	688	12/11/2020	(35,225)
State Street Bank & Trust Co.	SEK	3,174	USD	363	12/11/2020	(6,987)
State Street Bank & Trust Co.	USD	62	CAD	81	12/11/2020	968
State Street Bank & Trust Co.	USD	616	EUR	526	12/11/2020	11,336
State Street Bank & Trust Co.	USD	1,125	JPY	118,470	12/11/2020	9,730
State Street Bank & Trust Co.	USD	75	JPY	7,845	12/11/2020	(38)
State Street Bank & Trust Co.	USD	1,524	MXN	32,358	12/11/2020	75,831
State Street Bank & Trust Co.	USD	44	SEK	386	12/11/2020	1,410
State Street Bank & Trust Co.	GBP	226	USD	302	12/16/2020	158
State Street Bank & Trust Co.	SEK	2,909	USD	340	12/16/2020	618
State Street Bank & Trust Co.	USD	290	CAD	380	12/16/2020	2,723
State Street Bank & Trust Co.	USD	196	CAD	254	12/16/2020	(88)
State Street Bank & Trust Co.	USD	233	JPY	24,348	12/16/2020	(9)
State Street Bank & Trust Co.	USD	488	SEK	4,189	12/16/2020	565
State Street Bank & Trust Co.	CHF	127	EUR	118	12/18/2020	386
State Street Bank & Trust Co.	EUR	2,157	USD	2,539	12/18/2020	(36,136)
State Street Bank & Trust Co.	SEK	4,003	EUR	386	12/18/2020	(6,085)
State Street Bank & Trust Co.	USD	2,733	EUR	2,318	12/18/2020	33,583
State Street Bank & Trust Co.	USD	322	SEK	2,794	12/18/2020	3,738

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NZD	153	USD	108	12/22/2020	$256
State Street Bank & Trust Co.	NZD	1,450	USD	989	12/22/2020	(27,996)
State Street Bank & Trust Co.	USD	272	NZD	406	12/22/2020	13,371
State Street Bank & Trust Co.	HUF	157,175	USD	519	12/23/2020	(3,230)
State Street Bank & Trust Co.	PLN	1,020	USD	263	12/23/2020	(9,049)
State Street Bank & Trust Co.	USD	179	CZK	4,200	12/23/2020	11,532
State Street Bank & Trust Co.	USD	72	HUF	22,838	12/23/2020	3,491
State Street Bank & Trust Co.	USD	102	PLN	406	12/23/2020	5,783
State Street Bank & Trust Co.	SGD	249	USD	183	01/07/2021	(3,385)
State Street Bank & Trust Co.	THB	11,182	USD	363	01/07/2021	(6,712)
State Street Bank & Trust Co.	USD	184	SGD	249	01/07/2021	2,406
State Street Bank & Trust Co.	USD	178	SGD	238	01/07/2021	(276)
State Street Bank & Trust Co.	USD	1,214	THB	37,342	01/07/2021	20,343
State Street Bank & Trust Co.	AUD	2,995	USD	2,142	01/12/2021	(57,805)
State Street Bank & Trust Co.	USD	1,086	AUD	1,496	01/12/2021	12,629
State Street Bank & Trust Co.	USD	108	AUD	147	01/12/2021	(296)
State Street Bank & Trust Co.	USD	281	JPY	29,298	01/14/2021	(327)
State Street Bank & Trust Co.	NOK	2,666	USD	287	01/15/2021	(12,410)
State Street Bank & Trust Co.	SEK	5,809	USD	666	01/15/2021	(11,678)
State Street Bank & Trust Co.	USD	88	INR	6,602	01/15/2021	747
State Street Bank & Trust Co.	USD	596	NOK	5,428	01/15/2021	14,338
State Street Bank & Trust Co.	USD	394	NOK	3,500	01/15/2021	(963)
State Street Bank & Trust Co.	USD	769	SEK	6,723	01/15/2021	15,541
State Street Bank & Trust Co.	GBP	57	USD	77	01/21/2021	280
State Street Bank & Trust Co.	GBP	122	USD	162	01/21/2021	(570)
State Street Bank & Trust Co.	ILS	1,248	USD	373	01/21/2021	(4,668)
State Street Bank & Trust Co.	USD	900	GBP	678	01/21/2021	3,707
State Street Bank & Trust Co.	USD	89	GBP	67	01/21/2021	(124)
State Street Bank & Trust Co.	USD	309	TRY	2,465	01/21/2021	676
State Street Bank & Trust Co.	CHF	818	USD	899	01/29/2021	(3,136)
State Street Bank & Trust Co.	USD	70	CHF	64	01/29/2021	357
State Street Bank & Trust Co.	USD	143	CHF	130	01/29/2021	(20)
State Street Bank & Trust Co.	ZAR	1,425	USD	93	02/04/2021	1,432
State Street Bank & Trust Co.	CAD	177	USD	136	03/15/2021	(582)
State Street Bank & Trust Co.	EUR	81	USD	96	03/15/2021	(1,186)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS	USD	786	JPY	82,125	12/11/2020	$1,190
UBS	AUD	1,918	USD	1,400	01/12/2021	(8,752)
UBS	COP	5,263,899	USD	1,405	01/14/2021	(55,866)
UBS	TWD	5,279	USD	188	01/27/2021	1,392

						$(313,408)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Australia Series 34, 5 Year Index, 12/20/2025*	(1.00)%	Quarterly	0.59%	USD	264	$(5,836)	$(2,995)	$(2,841)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.52	USD	11,880	112,738	74,557	38,181
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.64	USD	940	17,136	3,051	14,085
CDX-NAIG Series 35, 5 Year Index, 12/20/2025*	1.00	Quarterly	0.50	USD	265	7,079	6,259	820
iTraxxx Europe Series 27, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.18	EUR	5,280	94,136	44,022	50,114
iTraxxx Europe Series 29, 5 Year Index, 06/20/2023*	1.00	Quarterly	0.32	EUR	240	5,631	3,340	2,291

						$230,884	$128,234	$102,650

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	1,960	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$68,310	$1	$68,309
CNY	6,550	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly/ Quarterly	(8,391)	—	(8,391)
CNY	19,495	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly/ Quarterly	(19,200)	—	(19,200)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CNY	19,785	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly/ Quarterly	$(16,331)	$—	$(16,331)
USD	1,060	10/01/2025	0.329%	3 Month LIBOR	Semi- Annual/ Quarterly	3,936	—	3,936
NOK	4,240	07/10/2030	6 Month NIBOR	0.900%	Semi- Annual/ Annual	(7,587)	—	(7,587)
NOK	9,350	08/11/2030	6 Month NIBOR	0.825%	Semi- Annual/ Annual	(24,860)	—	(24,860)
CHF	390	08/11/2030	6 Month LIBOR	(0.343)%	Semi- Annual/ Annual	(1,141)	—	(1,141)
CHF	390	08/11/2030	(0.343)%	6 Month LIBOR	Annual/ Semi-Annual	1,140	1,941	(801)
NZD	10	09/28/2030	3 Month BKBM	0.463%	Quarterly/ Semi-Annual	(282)	—	(282)
CHF	160	10/02/2030	6 Month LIBOR	(0.355)%	Semi-Annual/ Annual	(733)	—	(733)
CHF	160	10/02/2030	(0.355)%	6 Month LIBOR	Annual/ Semi-Annual	840	1,106	(266)
CHF	390	11/11/2030	6 Month LIBOR	(0.303)%	Semi- Annual/ Annual	(117)	—	(117)
CHF	10	11/11/2030	(0.303)%	6 Month LIBOR	Annual/ Semi-Annual	3	16	(13)
SEK	170	11/11/2030	3 Month STIBOR	0.345%	Quarterly/ Annual	13	(3)	16
NOK	2,430	11/17/2030	6 Month NIBOR	1.053%	Semi- Annual/ Annual	(1,411)	—	(1,411)
NZD	700	11/17/2030	3 Month BKBM	0.785%	Quarterly/ Semi-Annual	(5,241)	—	(5,241)
NZD	1,110	11/23/2030	3 Month BKBM	0.841%	Quarterly/ Semi-Annual	(4,288)	—	(4,288)
NOK	7,110	11/27/2030	6 Month NIBOR	1.111%	Semi- Annual/ Annual	141	—	141
NZD	310	12/02/2030	3 Month BKBM	0.876%	Quarterly/ Semi-Annual	(530)	—	(530)
EUR	240	09/30/2050	6 Month EURIBOR	(0.017)%	Semi- Annual/ Annual	(913)	—	(913)
EUR	240	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	(11,296)	—	(11,296)
EUR	240	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	(2,425)	1,862	(4,287)
EUR	240	11/10/2050	6 Month EURIBOR	(0.043)%	Semi- Annual/ Annual	(3,313)	—	(3,313)

						$(33,676)	$4,923	$(38,599)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Upfront Premiums Paid (Received)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	7.87%	USD	198	$(3,662)	$(18,498)	$(14,836)

* Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	15,560	07/18/2022	1.937%	CPI#	Maturity	$(93,796)	$—	$(93,796)
Citibank, NA	USD	2,880	06/08/2025	1.242%	CPI#	Maturity	88,105	—	88,105
Goldman Sachs International	USD	1,230	01/18/2023	2.206%	CPI#	Maturity	(29,615)	—	(29,615)

							$(35,306)	$—	$(35,306)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MBCN1A	LIBOR Minus 7.35%	Quarterly	USD	4,717		12/15/2020	$402,266
MLABCOVL	LIBOR Plus 0.02%	Quarterly	USD	125		08/16/2021	(389)
MLABCOVL	LIBOR Plus 0.02%	Quarterly	USD	32		11/15/2021	(101)
Citibank, NA
CGABROEC	LIBOR Plus 0.20%	Quarterly	USD	552		10/15/2021	21,200
Goldman Sachs & Co.
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	0	**	01/05/2021	(1)
Goldman Sachs International
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	4		01/05/2021	(9)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	5		01/05/2021	(10)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	22		01/05/2021	(29)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	33		01/05/2021	(47)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	32		01/05/2021	(85)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	49		01/05/2021	$(88)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	52		01/05/2021	(108)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	104		01/05/2021	(216)
JPMorgan Chase Bank, NA
JPQABEUV	EURIBOR Plus 0.15%	Quarterly	EUR	169		06/15/2021	11,997
JPQABEUV	EURIBOR Plus 0.15%	Quarterly	EUR	41		06/15/2021	731
Kaz Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	70		08/12/2022	1,643
Kaz Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	35		08/12/2022	736
Kaz Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	22		08/12/2022	479
Kaz Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	18		08/12/2022	390
Kaz Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	18		08/12/2022	369
Kaz Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	12		08/12/2022	276
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	66		08/12/2022	731
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	67		08/12/2022	403
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	3		08/12/2022	15
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	68		08/12/2022	7
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	15		08/12/2022	1
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	15		08/12/2022	0
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	36		08/12/2022	(13)
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	66		08/12/2022	(18)
Morgan Stanley Capital Services LLC
RTS Futures Contract	0.00%	Monthly	USD	118		12/17/2020	10,504
Swiss Market Index Futures	0.00%	Monthly	CHF	344		12/28/2020	(2,473)
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Bridgebio Pharma Inc	LIBOR Minus 0.338%	Monthly	USD	31		01/05/2021	(5,800)
Goldman Sachs International
Analog Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	438		01/05/2021	(70,326)
Bridgebio Pharma Inc	LIBOR Minus 0.362%	Monthly	USD	0	**	01/05/2021	(76)
Bridgebio Pharma Inc	LIBOR Minus 0.37%	Monthly	USD	1		01/05/2021	(256)
Bridgebio Pharma Inc	LIBOR Minus 0.341%	Monthly	USD	12		01/05/2021	(1,383)
Bridgebio Pharma Inc	LIBOR Minus 0.334%	Monthly	USD	25		01/05/2021	(3,725)
Bridgebio Pharma Inc	LIBOR Minus 0.338%	Monthly	USD	20		01/05/2021	(3,942)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Bridgebio Pharma Inc	LIBOR Minus 0.338%	Monthly	USD	26		01/05/2021	$(4,855)
Bridgebio Pharma Inc	LIBOR Minus 0.357%	Monthly	USD	42		01/05/2021	(5,652)
Bridgebio Pharma Inc	LIBOR Minus 0.343%	Monthly	USD	42		01/05/2021	(6,037)
Bridgebio Pharma Inc	LIBOR Minus 0.362%	Monthly	USD	40		01/05/2021	(6,948)
Bridgebio Pharma Inc	LIBOR Minus 0.35%	Monthly	USD	60		01/05/2021	(11,354)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	0	**	01/05/2021	(21)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	2		01/05/2021	(272)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	5		01/05/2021	(1,016)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	8		01/05/2021	(1,036)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	9		01/05/2021	(1,698)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	23		01/05/2021	(3,588)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	27		01/05/2021	(4,170)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	30		01/05/2021	(4,489)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	69		01/05/2021	(7,918)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	58		01/05/2021	(10,316)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	70		01/05/2021	(11,109)
GSABHVIP	LIBOR	Quarterly	USD	239		12/15/2021	188
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	21		01/05/2021	(4,318)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	38		01/05/2021	(6,818)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	39		01/05/2021	(7,131)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	52		01/05/2021	(8,347)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	78		01/05/2021	(16,269)
West Fraser Timber Co Ltd	CDOR minus 0.30%	Monthly	CAD	137		01/05/2021	(3,865)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
Builders FirstSource, Inc.	LIBOR Minus 0.30%	Monthly	USD	160		08/12/2022	$(30,841)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	7		08/12/2022	(1,283)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	17		08/12/2022	(3,320)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	21		08/12/2022	(3,794)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	48		08/12/2022	(5,561)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	314		08/12/2022	(45,288)
Liberty Broadband Corp	LIBOR Minus 0.30%	Monthly	USD	26		08/12/2022	296
Liberty Broadband Corp	LIBOR Minus 0.30%	Monthly	USD	6		08/12/2022	41
Liberty Broadband Corp	LIBOR Minus 0.30%	Monthly	USD	1		08/12/2022	0
Liberty Broadband Corp	LIBOR Minus 0.29%	Monthly	USD	1		08/12/2022	(23)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	1		08/12/2022	(207)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	7		08/12/2022	(1,375)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	37		08/12/2022	(2,448)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	48		08/12/2022	(2,761)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	17		08/12/2022	(3,239)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	34		08/12/2022	(6,500)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	44		08/12/2022	(7,661)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	50		08/12/2022	(7,958)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	52		08/12/2022	(10,099)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	0	**	08/12/2022	(49)
Peugeot SA	EURIBOR Minus 0.20%	Annual	EUR	65		08/12/2022	(476)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	1		08/12/2022	(584)
Peugeot SA	EURIBOR	Annual	EUR	3		08/12/2022	(9 98)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Peugeot SA	EURIBOR Minus 0.20%	Annual	EUR	69	08/12/2022	$(1,642)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	6	08/12/2022	(2,703)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	10	08/12/2022	(4,260)
Peugeot SA	EURIBOR	Annual	EUR	18	08/12/2022	(4,710)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	29	08/12/2022	(7,536)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	36	08/12/2022	(9,284)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	28	08/12/2022	(9,583)
Peugeot SA	EURIBOR	Annual	EUR	37	08/12/2022	(15,203)
Peugeot SA	EURIBOR	Annual	EUR	67	08/12/2022	(22,468)
Pioneer Natural Resources Company	LIBOR Minus 0.30%	Monthly	USD	13	08/12/2022	(2,836)
Pioneer Natural Resources Company	LIBOR Minus 0.30%	Monthly	USD	74	08/12/2022	(13,884)
Morgan Stanley Capital Services LLC
Advanced Micro Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	3	01/27/2021	(390)
Advanced Micro Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	72	01/27/2021	(12,304)
Advanced Micro Devices, Inc.	LIBOR Minus 0.08%	Monthly	USD	147	01/27/2021	(15,920)
Advanced Micro Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	101	01/27/2021	(19,559)
Advanced Micro Devices, Inc.	LIBOR Minus 0.08%	Monthly	USD	168	01/27/2021	(24,096)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	11	01/27/2021	(1,997)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	15	01/27/2021	(3,112)
AON PLC	LIBOR Minus 0.30%	Monthly	USD	14	01/27/2021	(3,369)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	32	01/27/2021	(3,411)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	19	01/27/2021	(3,664)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	48	01/27/2021	(6,472)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	50	01/27/2021	(9,608)
AON PLC	LIBOR Minus 1.10%	Monthly	USD	92	01/27/2021	(21,774)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	159		01/27/2021	$(31,657)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	0	**	01/27/2021	(24)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	1		01/27/2021	(41)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	1		01/27/2021	(208)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	2		01/27/2021	(231)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	2		01/27/2021	(355)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	7		01/27/2021	(469)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	8		01/27/2021	(800)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	6		01/27/2021	(1,292)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	10		01/27/2021	(1,658)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	9		01/27/2021	(1,693)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	14		01/27/2021	(1,941)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	46		01/27/2021	(2,745)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	29		01/27/2021	(3,742)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	39		01/27/2021	(8,282)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	45		01/27/2021	(9,165)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	49		01/27/2021	(11,831)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	92		01/27/2021	(20,307)
iBovespa Futures	1.00%	Monthly	BRL	82		12/16/2020	(4,279)
iBovespa Futures	1.00%	Monthly	BRL	61		12/16/2020	(5,316)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	33		01/27/2021	3,926
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	35		01/27/2021	3,910
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	32		01/27/2021	3,385
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	32		01/27/2021	2,694

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	59	01/27/2021	$2,294
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	18	01/27/2021	2,252
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	30	01/27/2021	2,237
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	24	01/27/2021	2,080
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	15	01/27/2021	1,887
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	12	01/27/2021	1,417
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	25	01/27/2021	1,326
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	11	01/27/2021	1,302
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	8	01/27/2021	958
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	9	01/27/2021	837
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	21	01/27/2021	708
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2021	324
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	4	01/27/2021	234
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2021	224
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2	01/27/2021	198
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2021	188
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2	01/27/2021	102
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	1	01/27/2021	59
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	236	05/17/2021	(5,269)

						$(197,062)

VARIANCE SWAPS
Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency		Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, N.A.
Euro STOXX 50 Price EUR Index 02/19/2021*	24.25%	Maturity	EUR	67	$(4,392)	$—	$(4,392)
FTSE 100 Index 02/19/2021*	22.90	Maturity	GBP	89	(21,406)	—	(21,406)
Goldman Sachs International
Euro STOXX 50 Price EUR Index 01/15/2021*	27.30	Maturity	EUR	121	(44,081)	—	(44,081)
S&P/ASX 200 Index 01/21/2021*	24.20	Maturity	AUD	238	(66,936)	—	(66,936)
JPMorgan Chase Bank, NA
GBP/EUR 11/18/2021*	7.32	Maturity	EUR	57	(4,594)	—	(4,594)
Nikkei 225 Index 02/12/2021*	23.79	Maturity	JPY	12,014	914	—	914
UBS AG
S&P/ASX 200 Index 12/17/2020*	27.17	Maturity	AUD	302	(139,775)	—	(139,775)
S&P/ASX 200 Index 02/18/2021*	20.55	Maturity	AUD	136	244	—	244
USD/JPY 09/30/201*	7.85	Maturity	USD	110	(14,005)	—	(14,005)
Sale Contracts
Goldman Sachs Bank USA
USD/JPY 09/30/2021*	7.20	Maturity	USD	88	2,740	—	2,740
Goldman Sachs International
Russell 2000 Index 12/18/2020*	30.00	Maturity	USD	222	31,061	—	31,061
S&P/ASX 200 Index 12/17/2020*	23.80	Maturity	AUD	234	88,915	—	88,915
JPMorgan Chase Bank, NA
Nikkei 225 Index 12/11/2020*	21.80	Maturity	JPY	6,771	9,595	—	9,595
S&P 500 Index 12/18/2020*	23.20	Maturity	USD	55	13,594	—	13,594
Merrill Lynch International
Euro STOXX 50 Price EUR Index 01/15/2021*	22.55	Maturity	EUR	83	(1,923)	—	(1,923)
UBS AG
S&P 500 Index 01/21/2021*	19.11	Maturity	AUD	147	1,201	—	1,201

					$(148,848)	$—	$(148,848)

*	Termination date
**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $13,937,371 or 9.0% of net assets.

(d)	Fair valued by the Adviser. (e) Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2020.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of November 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.152%, 03/27/2024	03/21/2019	$99,491	$94,563	0.06%

(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of November 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,641,899 and gross unrealized depreciation of investments was $(5,987,702), resulting in net unrealized appreciation of $15,654,197.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARMs – Adjustable Rate Mortgages

ASX – Australian Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

JSE – Johannesburg Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN[1] November 30, 2020 (unaudited)
61.2%	United States
5.3%	Japan
3.0%	United Kingdom
2.9%	China
1.8%	France
1.7%	Switzerland
1.5%	Canada
1.5%	Australia
1.2%	Netherlands
1.1%	Germany
1.0%	South Korea
0.9%	Italy
0.6%	Sweden
6.9%	Other
9.4%	Short-Term

100.0%	Total Investments

1

All data are as of November 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Greece, Hong Kong, Indonesia, Ireland, Israel, Luxembourg, Macau, Malaysia, Mexico, New Zealand, Norway, Peru, Portugal, Russia, Saudi Arabia, Singapore, South Africa, Spain, Supranational and Taiwan.

AB Conservative Wealth Strategy

November 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$16,767,491	$2,616,582	$—	$19,384,073
Health Care	8,361,747	2,471,580	—	10,833,327
Consumer Discretionary	7,038,033	3,178,218	—	10,216,251
Financials	5,575,859	3,291,888	—	8,867,747
Industrials	5,690,172	2,124,649	—	7,814,821
Communication Services	5,387,344	1,234,001	—	6,621,345
Consumer Staples	1,608,868	1,992,360	—	3,601,228
Materials	1,596,017	375,614	—	1,971,631
Utilities	1,044,073	728,903	—	1,772,976
Energy	761,262	385,035	—	1,146,297
Real Estate	730,821	403,076	—	1,133,897
Investment Companies	28,666,572	—	—	28,666,572
Governments - Treasuries	—	15,100,518	—	15,100,518
Corporates - Investment Grade	—	9,263,867	—	9,263,867
Mortgage Pass-Throughs	—	4,034,981	—	4,034,981
Quasi-Sovereigns	—	1,386,397	—	1,386,397
Governments - Sovereign Bonds	—	844,059	—	844,059
Commercial Mortgage-Backed Securities	—	813,157	—	813,157
Collateralized Mortgage Obligations	—	712,339	—	712,339
Inflation-Linked Securities	—	710,167	—	710,167
Covered Bonds	—	684,322	—	684,322
Asset-Backed Securities	—	626,485	—	626,485

Investments in Securities:	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$493,628	$—	$493,628
Local Governments - Provincial Bonds	—	483,164	—	483,164
Local Governments - US Municipal Bonds	—	177,391	—	177,391
Supranationals	—	97,216	—	97,216
Corporates - Non-Investment Grade	—	90,327	—	90,327
Short-Term Investments:
Investment Companies	12,537,443	—	—	12,537,443
Governments - Treasuries	—	1,782,766	—	1,782,766
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,435,218	—	—	2,435,218
Total Investments in Securities	98,200,920	56,102,690	—	154,303,610
Other Financial Instruments(a):
Assets:
Futures	1,139,642	123,349	—	1,262,991
Forward Currency Exchange Contracts	—	478,978	—	478,978
Centrally Cleared Interest Rate Swaps	—	74,383	—	74,383
Inflation (CPI) Swaps	—	88,105	—	88,105
Centrally Cleared Credit Default Swaps	—	236,720	—	236,720
Total Return Swaps	—	484,815	—	484,815
Variance Swaps	—	148,264	—	148,264
Liabilities:
Futures	(1,803,897)	(43,790)	—	(1,847,687)
Forward Currency Exchange Contracts	—	(792,386)	—	(792,386)
Centrally Cleared Interest Rate Swaps	—	(108,059)	—	(108,059)
Inflation (CPI) Swaps	—	(123,411)	—	(123,411)
Centrally Cleared Credit Default Swaps	—	(5,836)	—	(5,836)
Credit Default Swaps	—	(18,498)	—	(18,498)
Total Return Swaps	—	(681,877)	—	(681,877)
Variance Swaps	—	(297,112)	—	(297,112)

Total	$97,536,665	$55,666,335	$—	$153,203,000

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options witten and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 11/30/2020 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$19,081	$0	$8,480	$0	$(73)	$10,528	$0		$0
AB High Income Fund, Inc.	17,239	257	1,934	(312)	747	15,997	247		0
Government Money Market Portfolio	6,038	18,062	11,563	0	0	12,537	1		0
Government Money Market Portfolio*	1,821	6,159	5,557	0	0	2,423	0	**	0
Total	$44,179	$24,478	$27,534	$(312)	$674	$41,485	$248		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.